Leases (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Fixed rent expense	$ 112	$ 100	$ 91
Total	$ 112	$ 100	$ 91